COMPANY’S OPERATIONS (Details Narrative) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 BRL (R$)
Reserve Quantities [Line Items]
Cash and cash equivalents			R$ 7,528,820		R$ 8,130,929
Other operating expense		R$ (545,270)	211,263	R$ 233,323
Other current liabilities			778,751		1,278,830
Fair value of consideration transferred					371,746
Change goodwil		118,930
Goodwill					114,904
B R F [Member]
Reserve Quantities [Line Items]
Other current liabilities			R$ 9,003		4,797
B R F Gmb H [Member]
Reserve Quantities [Line Items]
Investment	$ 500,000	2,608,850
H P D C [Member]
Reserve Quantities [Line Items]
Investment	125,000	652,212
Mogiana Group [Member]
Reserve Quantities [Line Items]
Adjustment amount		4,026
Fair value of consideration transferred					477,408
Cash paid		60,000
Contingent consideration					45,662
Leniency Agreement [Member]
Reserve Quantities [Line Items]
Other operating expense		R$ 583,977
Tyson International Holding Co [Member]
Reserve Quantities [Line Items]
Cash and cash equivalents	$ 10,164				R$ 50,948